Finance Receivables - Finance Receivables Due for Payment (Detail) - EUR (€) € in Thousands	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
2016	€ 285,966
2017	110,388
2018	15,300
2019	0
2020	0
Thereafter	0
Finance receivables, gross	€ 411,654	€ 256,703